Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Research and development expenses, net		$ 8,311	$ 14,271
General and administrative expenses	9,462	9,550	5,763
Impairment of loans receivable	16,487
Impairment of fixed assets		1,426
Operating loss	25,949	19,287	20,034
Finance income, net	800	1,719	926
Net loss	25,149	17,568	19,108
Comprehensive loss	$ 25,149	$ 17,568	$ 19,108
Loss per share:
Net loss per ordinary share - basic (in Dollars per share)	$ 4.3	$ 3	$ 3.37
Net loss per ordinary share - diluted (in Dollars per share)	$ 4.3	$ 3	$ 3.37
Weighted average number of ordinary shares outstanding - basic (in Shares)	5,849,013	5,848,737	5,671,786
Weighted average number of ordinary shares outstanding - diluted (in Shares)	5,849,013	5,848,737	5,671,786